Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (2,071,259)	$ 1,417,336	$ (4,187,999)
Plus: (Income) Loss from discontinued operations, net of taxes	(725,773)	(1,374,342)	1,775,879
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization	100,243	98,349	93,780
Depreciation	3,342,484	1,940,518	1,638,360
(Gain) Loss on disposal of property, plant and equipment	43,311	86,015	3,662
Allowance for doubtful accounts			768
Stock compensation expense	258,128	34,121	470,109
Shares issued to an employee	9,108		1,999
Interest received from available-for-sale investments		(13)
Deferred tax	(21,861)	(604)	93,907
Foreign exchange	343,080	67,828	(390,511)
Changes in operating assets and liabilities:
Accounts and bills receivable	10,832,906	(6,656,556)	(3,974,939)
Prepaid expenses	(141,709)	135,753	(74,341)
Deposits and other assets	(4,403,866)	(139,251)	22,616
Legal claims receivable		15,730	5,077,737
Amount due from a jointly-controlled entity		13,694	7,937
Inventories	58,655	(226,182)	(1,040,759)
Accounts payable	(538,503)	1,573,958	3,003,617
Discounted bills			(3,354,398)
Accrued salaries, allowances and other employee benefits	2,159,620	184,139	927,917
Other accrued liabilities	7,636,375	(542,056)	491,005
Accrual for loss contingencies		(19)	(912,192)
Amount due from a related party	(7,043)
Income tax payable	(1,495,465)	663,564	(458,708)
Cash provided by (used in) operating activities - continuing operations	15,378,431	(2,708,018)	(784,554)
Cash provided by (used in) operating activities - discontinued operations	(5,432,318)	16,078,896	(9,237,674)
Net cash provided by (used in) operations	9,946,113	13,370,878	(10,022,228)
Cash flows from investing activities:
Proceeds from disposal of property, plant and equipment	160		1,458
Deposits paid for purchase of property, plant and equipment	(209,801)	(3,365)
Purchases of property, plant and equipment	(7,613,631)	(543,188)	(4,446,340)
Decrease (Increase) in time deposits		1,567,786	(1,494,953)
Proceeds from disposal of available-for-sale investments	2,000,000	9,000,000	15,986,532
Purchases of available-for-sale investments		(8,999,987)	(3,000,000)
Cash provided by (used in) investing activities - continuing operations	(5,823,272)	1,021,246	7,046,697
Cash provided by (used in) investing activities - discontinued operations	506,669	(240,763)	(217,028)
Net cash provided by (used in) investing activities	(5,316,603)	780,483	6,829,669
Cash flows from financing activities:
Receipts (Deposits) of restricted cash	(9,850,513)	15,420,274	(14,503,181)
Proceeds from short-term bank loans	757,941		21,479,662
Settlements of short-term bank loans		(8,930,492)	(9,216,587)
Cash dividend paid	(3,040,753)
Cash provided by (used in) financing activities - continuing operations	(12,133,325)	6,489,782	(2,240,106)
Cash used in financing activities - discontinued operations
Net cash provided by (used in) financing activities	(12,133,325)	6,489,782	(2,240,106)
Effect of foreign exchange rate changes on cash	96,458	(53,594)	(170,747)
Net increase (decrease) in cash and cash equivalents	(7,407,357)	20,587,549	(5,603,412)
Cash and cash equivalents at beginning of fiscal year	39,792,733	19,205,184	24,808,596
Cash and cash equivalents at end of fiscal year	32,385,376	39,792,733	19,205,184
Supplemental disclosure information:
Cash paid for interest	109,749	106,599	270,823
Cash paid for taxes	$ 700,334	$ 569,645	$ 623,151